LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
LEASE LIABILITIES

NOTE 16 – LEASE LIABILITIES

The Company reported the following operating lease liabilities as of March 31, 2021:

A.	Right-of-Use Operating Lease – On May 22, 2019, Gold Leaf entered into a lease agreement for 30,000 square feet of office and warehouse space in Greer County, South Carolina. The agreement includes monthly payments of $13,429, and included a $6,500 deposit. For the three months ended March 31, 2021, the Company recognized right-of-use operating lease expense of $28,125, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

B.	On March 17, 2020, Kona entered into a lease agreement for equipment. The agreement includes monthly payments of $676. For the three months ended March 31, 2021, the Company recognized right-of-use operating lease expense of $1,859, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Amounts recognized as right-of-use assets, net related to operating leases are included in noncurrent assets in the accompanying Consolidated Balance Sheet, while related lease liabilities are included in current portion of long-term debt and long-term debt. At March 31, 2021 and December 31, 2020, the right-of-use asset and lease liability related to the operating leases were as follows:

	March 31, 2021	December 31, 2020
Right-of-use asset	$1,072,094	$1,072,094
Amortization of right-of-use asset	(196,124)	(159,101)
Right-of-use asset, net	$875,970	$912,993

Operating lease liability
Current portion of long-term lease	$112,383	$149,407
Long-term lease	763,587	763,586
Total operating lease liability	$875,970	$912,993

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31, 2021 (9 months remaining)	112,383
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,416
$875,970

NOTE 16 – LEASE LIABILITIES

The Company reported the following operating lease liabilities as of September 30, 2020:

A.	Right-of-Use Operating Lease – On May 22, 2019, Gold Leaf entered into a lease agreement for 30,000 square feet of office and warehouse space in Greer County, South Carolina. The agreement includes monthly payments of $13,429, and included a $6,500 deposit. For the year ended December 31, 2020, the Company recognized right-of-use operating lease expense of $148,895, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

B.	On March 17, 2020, Kona entered into a lease agreement for equipment. The agreement includes monthly payments of $676. For the year ended December 31, 2020, the Company recognized right-of-use operating lease expense of $5,522, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Amounts recognized as right-of-use assets, net related to operating leases are included in noncurrent assets in the accompanying Consolidated Balance Sheet, while related lease liabilities are included in current portion of long-term debt and long-term debt. At December 31, 2020 and 2019, the right-of-use asset and lease liability related to the operating leases were as follows:

	December 31, 2020	December 31, 2019
Right-of-use asset	$1,072,094	$378,013
Amortization of right-of-use asset	(159,101)	(39,709)
Right-of-use asset, net	$912,993	$338,304

Operating lease liability
Current portion of long-term lease	$149,407	$71,032
Long-term lease	763,586	286,139
Total operating lease liability	$912,993	$357,171

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31, 2021	149,407
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,415
$912,993